Account Receivables, Net	9 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Account Receivables, Net

Note 5 - Account Receivables, net

	Successor		Predecessor
	December 31, 2017	March 31, 2017	March 31, 2016
	(Unaudited)	(Audited)	(Audited)

Account receivables	$848,580	$414,254	$-
Less: allowance for doubtful accounts	-	-	-
	$848,580	$414,254	$-